Note 3 - Acquisitions (Details) Share data in Thousands, unless otherwise specified	12 Months Ended			0 Months Ended						0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Jan. 31, 2015 USD ($)	Jan. 31, 2014 USD ($)	Jan. 31, 2013 USD ($)	May 30, 2014 Draw on Revolving Debt Facility [Member] Customs Info [Member] USD ($)	May 02, 2013 Draw on Revolving Debt Facility [Member] KSD [Member] USD ($)	Jan. 31, 2015 Increase From [Member] KSD [Member] USD ($)	Jan. 31, 2015 Increase To [Member] KSD [Member] USD ($)	Jan. 31, 2015 Decrease From [Member] KSD [Member] USD ($)	Jan. 31, 2015 Decrease To [Member] KSD [Member] USD ($)	Dec. 05, 2014 Pentant Limited (Pentant) [Member] USD ($)	Jan. 31, 2015 Pentant Limited (Pentant) [Member] USD ($)	Jan. 31, 2015 Pentant Limited (Pentant) [Member] GBP (£)	Dec. 05, 2014 Pentant Limited (Pentant) [Member] USD ($)	Dec. 05, 2014 e-customs [Member] USD ($)	Jan. 31, 2015 e-customs [Member] USD ($)	Dec. 05, 2014 e-customs [Member] USD ($)	Nov. 19, 2014 Airclic [Member] USD ($)	Jan. 31, 2015 Airclic [Member] USD ($)	Nov. 19, 2014 Airclic [Member] USD ($)	May 30, 2014 Customs Info [Member] USD ($)	Jan. 31, 2015 Customs Info [Member] USD ($)	Jul. 31, 2014 Customs Info [Member] USD ($)	May 30, 2014 Customs Info [Member] USD ($)	Apr. 01, 2014 Computer Management [Member] USD ($)	Jan. 31, 2015 Computer Management [Member] USD ($)	Apr. 01, 2014 Computer Management [Member] USD ($)	Dec. 23, 2013 Impatex [Member] USD ($)	Jan. 31, 2014 Impatex [Member] USD ($)	Dec. 20, 2013 Compudata [Member] USD ($)	Jan. 31, 2014 Compudata [Member] USD ($)	May 02, 2013 KSD [Member] USD ($)	Jan. 31, 2015 KSD [Member] USD ($)	Jan. 31, 2014 KSD [Member] USD ($)	Nov. 14, 2012 Exentra [Member] USD ($)	Jan. 31, 2013 Exentra [Member] USD ($)	Jun. 15, 2012 IES [Member] USD ($)	Jan. 31, 2013 IES [Member] USD ($)	Jun. 10, 2012 Infodis [Member] USD ($)	Jan. 31, 2013 Infodis [Member] USD ($)	Jan. 31, 2015 Global Freight Exchange Limited [Member] USD ($)	Jan. 31, 2014 Global Freight Exchange Limited [Member] USD ($)	Jan. 31, 2013 Global Freight Exchange Limited [Member] USD ($)
Note 3 - Acquisitions (Details) [Line Items]
Business Combination, Consideration Transferred				$ 20,000,000	$ 19,800,000					$ 2,100,000				$ 9,600,000	$ 9,611,000		$ 29,600,000	$ 29,597,000		$ 39,500,000	$ 34,121,000			$ 6,700,000	$ 6,689,000		$ 8,200,000	$ 8,175,000	$ 18,100,000	$ 18,143,000	$ 32,400,000		$ 32,419,000	$ 16,600,000	$ 16,559,000	$ 33,900,000	$ 33,909,000	$ 3,700,000	$ 3,687,000
Business Combination, Contingent Consideration, Liability											400,000	300,000	400,000			1,200,000					0	3,900,000
Business Combination, Acquisition Related Costs	1,666,000	1,308,000	1,405,000							200,000					200,000		400,000			400,000					300,000		300,000		300,000		700,000			300,000			300,000		400,000
Business Combination, Acquired Receivables, Gross Contractual Amount													100,000			200,000			4,500,000				1,800,000			200,000	300,000		600,000		3,100,000			800,000		800,000		700,000
Business Combination, Acquired Receivables, Fair Value													100,000			200,000			4,500,000				1,700,000			200,000	300,000		500,000		2,600,000			800,000		600,000		700,000
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual											100,000				400,000			2,700,000			6,300,000				1,400,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual															100,000			(300,000)			100,000				400,000
Payments to Acquire Businesses, Gross																				34,100,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)	416																			400
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned																							5,400,000
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High																							3,900,000
Business Combination, Acquired Receivables, Estimated Uncollectible																							100,000						100,000		500,000					200,000
Goodwill, Period Increase (Decrease)																																700,000
Goodwill	147,440,000	111,179,000	88,297,000			13,100,000	13,800,000								4,581,000			11,670,000			26,135,000				1,338,000			3,501,000		8,201,000			13,824,000		6,231,000		11,823,000		1,339,000
Business Combination, Increase (Decrease) in Net Working Capital Adjustments																																700,000
Business Combination, Net Working Capital Adjustments								2,900,000	2,200,000
Business Combination, Earn-Out Adjustment																																								$ 0	$ 0	$ 600,000